SUBSEQUENT EVENTS (Details Narrative) - USD ($)					1 Months Ended		6 Months Ended
	May 02, 2022	Mar. 03, 2022	Feb. 28, 2022	Feb. 23, 2022	Jul. 31, 2022	Jul. 19, 2022	Jun. 30, 2022
Conversion of common stock shares	39,339						4,892,222
Debt [Member]
Common stock issued			238,000
Conversion of common stock shares					1,322,564
Debt instrument, settlement, amount			$ 1,190,000
Subsequent Events | Acquisition of Pharmaceutical Company
Total consideration acquisition cash						$ 1,300,000
Issuance price per share						$ 3.00
Common stock issued						433,334
Senior Promissory Notes
Debt instrument, maturity date				June 30, 2023
SkyPharm SA | Loan
Debt instrument, face amount		$ 4,000,000
Debt instrument, maturity, month and year		January 2023
Private Placement
Warrants, issued			2,000,000
Sale of stock, consideration received on transaction			$ 6,000,000
Private Placement | Series A Convertible Preferred Stock
Sale of stock, number of shares issued in transaction			6,000
Sale of stock, price per share			$ 1,000.00